Securities Available for Sale - Schedule of Gross Unrealized Losses and Fair Value of Securities (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Gross Unrealized Losses	$ (43,804)	$ (393,813)
Fair Value	16,354,872	17,393,729
U.S. Government Agencies
Gross Unrealized Losses	(10,233)	(78,074)
Fair Value	988,593	920,652
Corporate Securities
Gross Unrealized Losses	(33,571)	(82,121)
Fair Value	2,723,549	1,380,000
Mortgage-backed Securities GSE Residential
Gross Unrealized Losses		(233,618)
Fair Value	12,642,730	15,093,077
Less Than Twelve Months
Gross Unrealized Losses		(56,101)
Fair Value		7,844,419
Less Than Twelve Months | Mortgage-backed Securities GSE Residential
Gross Unrealized Losses		(56,101)
Fair Value		7,844,419
Over Twelve Months
Gross Unrealized Losses	(43,804)	(337,712)
Fair Value	1,921,093	8,071,829
Over Twelve Months | U.S. Government Agencies
Gross Unrealized Losses	(10,233)	(78,074)
Fair Value	988,593	920,652
Over Twelve Months | Corporate Securities
Gross Unrealized Losses	(33,571)	(82,121)
Fair Value	$ 932,500	880,000
Over Twelve Months | Mortgage-backed Securities GSE Residential
Gross Unrealized Losses		(177,517)
Fair Value		$ 6,271,177